                       SUPPLEMENT DATED MAY 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the Portfolio will occur on June 20, 2008. Assets held by the Subaccount invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. --Money Market Fund.

In accordance with the Board's decision to terminate operations, effective May 1, 2008, shares of the Portfolio are no longer available under your contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy for certain of the living benefit rider options. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy effective May 1, 2008. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

40725 SUPPA 05/19/08

Subaccounts:

                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In           Investment Objective               as applicable)
                ----------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares                                           (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.           Invesco AIM Advisors, Inc.
                Series I shares                                            (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. International Growth Long-term growth of capital. Invesco AIM Advisors, Inc.
                Fund -- Series II shares                                   (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                        Subaccount Investing In              Investment Objective                as applicable)
                        ------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced    Seeks to maximize total return     AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --  consistent with the adviser's
SERIES FUND, INC.       Class B                       determination of reasonable risk.
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Global      Long-term growth of capital.       AllianceBernstein, L.P.
                        Technology Portfolio --
                        Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and  Long-term growth of capital.       AllianceBernstein, L.P.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein             Long-term growth of capital.       AllianceBernstein, L.P.
                        International Value Portfolio
                        -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap   Long-term growth of capital.       AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap   Long-term growth of capital.       AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund  Pursues long-term total return     American Century Investment
VARIABLE PORTFOLIOS II, -- Class II                   using a strategy that seeks to     Management, Inc.
INC.                                                  protect against U.S. inflation.
                        ------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.    Seeks capital appreciation, and    BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III Shares      secondarily, income.               (subadvised by BlackRock
                                                                                         Investment Management, LLC)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Global Allocation   Seeks high total investment        BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares return.                            (subadvised by BlackRock
                                                                                         Investment Management, LLC and
                                                                                         BlackRock Asset Management
                                                                                         U.K. Limited)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth    Seeks long-term capital growth.    BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                    (subadvised by BlackRock
                                                                                         Investment Management, LLC)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Value               Seeks long-term capital growth.    BlackRock Advisors, LLC
                        Opportunities V.I. Fund --                                       (subadvised by BlackRock
                        Class III Shares                                                 Investment Management, LLC)
                        ------------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth       The fund seeks long-term growth    Columbia Management
VARIABLE INSURANCE      Fund, Variable Series --      of capital.                        Advisors, LLC (subadvised by
TRUST I                 Class A                                                          Marsico Capital Management,
                                                                                         LLC)
                        ------------------------------------------------------------------------------------------------
                        Columbia Marsico              The fund seeks long-term growth    Columbia Management Advisors,
                        International Opportunities   of capital.                        LLC (subadvised by Marsico
                        Fund, Variable Series --                                         Capital Management, LLC)
                        Class B
                        ------------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income Fund  To provide a high level of current Eaton Vance Management
VARIABLE TRUST                                        income.
                        ------------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences  Seeks long-term capital growth     OrbiMed Advisors LLC
                        Fund                          by investing in a worldwide and
                                                      diversified portfolio of health
                                                      sciences companies.
                        ------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund --    Seeks long-term capital growth.    Evergreen Investment Management
ANNUITY TRUST           Class 2                                                          Company, LLC
                        ------------------------------------------------------------------------------------------------
FEDERATED               Federated High Income Bond    Seeks high current income by       Federated Investment Management
INSURANCE SERIES        Fund II -- Service Shares     investing in lower-rated           Company
                                                      corporate debt obligations,
                                                      commonly referred to as "junk
                                                      bonds."
                        ------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount Investing In               Investment Objective                   as applicable)
                     -----------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II     Seeks capital appreciation.         Federated Equity Management
                     -- Service Shares                                                  Company of Pennsylvania
                                                                                        (subadvised by Federated Global
                                                                                        Investment Management Corp.)
                     -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --      Seeks income and capital growth     Fidelity Management & Research
INSURANCE PRODUCTS   Service Class 2                consistent with reasonable risk.    Company (FMR) (subadvised by
FUND                                                                                    Fidelity Investments Money
                                                                                        Management, Inc. (FIMM), FMR
                                                                                        Co., Inc. (FMRC), Fidelity
                                                                                        Research & Analysis Company
                                                                                        (FRAC), Fidelity Management &
                                                                                        Research (U.K.) Inc. (FMR U.K.),
                                                                                        Fidelity International Investment
                                                                                        Advisors (FIIA), Fidelity
                                                                                        International Investment Advisors
                                                                                        (U.K.) Limited (FIIA(U.K.)L), and
                                                                                        Fidelity Investments Japan Limited
                                                                                        (FIJ))
                     -----------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Seeks long-term capital             FMR (subadvised by FMRC,
                     Service Class 2                appreciation.                       FRAC, FMR U.K., FIIA,
                                                                                        FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital            Seeks capital appreciation.         FMR (subadvised by FMRC,
                     Appreciation Portfolio --                                          FRAC, FMR U.K., FIIA,
                     Service Class 2                                                    FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio    Seeks reasonable income. The        FMR (subadvised by FMRC,
                     -- Service Class 2             fund will also consider the         FRAC, FMR U.K., FIIA,
                                                    potential for capital appreciation. FIIA(U.K.)L, and FIJ)
                                                    The fund's goal is to achieve a
                                                    yield which exceeds the
                                                    composite yield on the securities
                                                    comprising the Standard & Poors
                                                    500/SM/ Index (S&P 500(R)).
                     -----------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --        Seeks to achieve capital            FMR (subadvised by FMRC,
                     Service Class 2                appreciation.                       FRAC, FMR U.K., FIIA,
                                                                                        FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------------
                     VIP Growth & Income            Seeks high total return through a   FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2   combination of current income       FRAC, FMR U.K., FIIA,
                                                    and capital appreciation.           FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------------
                     VIP Investment Grade Bond      Seeks as high a level of current    FMR (subadvised by FIMM,
                     Portfolio -- Service Class 2   income as is consistent with the    FRAC, FIIA and FIIA(U.K.)L)
                                                    preservation of capital.
                     -----------------------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --       Seeks long-term growth of           FMR (subadvised by FMRC,
                     Service Class 2                capital.                            FRAC, FMR U.K., FIIA,
                                                                                        FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------------
                     VIP Value Strategies Portfolio Seeks capital appreciation.         FMR (subadvised by FMRC,
                     -- Service Class 2                                                 FRAC, FMR U.K., FIIA,
                                                                                        FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON   Franklin Income Securities     Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE INSURANCE   Fund -- Class 2 Shares         maintaining prospects for capital
PRODUCTS TRUST                                      appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities. The fund seeks income
                                                    by investing in corporate, foreign
                                                    and U.S. Treasury bonds as well
                                                    as stocks with dividend yields the
                                                    manager believes are attractive.
                     -----------------------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
               Subaccount Investing In               Investment Objective                  as applicable)
               ---------------------------------------------------------------------------------------------------
               Franklin Templeton VIP         Seeks capital appreciation, with    Franklin Templeton Services, LLC
               Founding Funds Allocation      income as a secondary goal. The     (the fund's administrator)
               Fund -- Class 2 Shares         fund normally invests equal
                                              portions in Class 1 shares of
                                              Franklin Income Securities Fund;
                                              Mutual Shares Securities Fund;
                                              and Templeton Growth
                                              Securities Fund.
               ---------------------------------------------------------------------------------------------------
               Mutual Shares Securities Fund  Seeks capital appreciation, with    Franklin Mutual Advisers, LLC
               -- Class 2 Shares              income as a secondary goal. The
                                              fund normally invests primarily
                                              in U.S. and foreign equity
                                              securities that the manager
                                              believes are undervalued. The
                                              fund also invests, to a lesser
                                              extent in risk arbitrage securities
                                              and distressed companies.
               ---------------------------------------------------------------------------------------------------
               Templeton Growth Securities    Seeks long-term capital growth.     Templeton Global Advisors
               Fund -- Class 2 Shares         The fund normally invests           Limited
                                              primarily in equity securities of
                                              companies located anywhere in
                                              the world, including those in the
                                              U.S. and in emerging markets.
               ---------------------------------------------------------------------------------------------------
GE INVESTMENTS Core Value Equity Fund --      Seeks long-term growth of           GE Asset Management
FUNDS, INC.    Class 1 Shares (formerly,      capital and future income.          Incorporated
               Value Equity Fund)
               ---------------------------------------------------------------------------------------------------
               Income Fund -- Class 1 Shares  Seeks maximum income                GE Asset Management
                                              consistent with prudent             Incorporated
                                              investment management and the
                                              preservation of capital.
               ---------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund --         Seeks long-term growth of           GE Asset Management
               Class 1 Shares                 capital and future income.          Incorporated
               ---------------------------------------------------------------------------------------------------
               Money Market Fund/1/           Seeks a high level of current       GE Asset Management
                                              income consistent with the          Incorporated
                                              preservation of capital and
                                              maintenance of liquidity.
               ---------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund     Seeks long-term growth of           GE Asset Management
               -- Class 1 Shares              capital and future income rather    Incorporated
                                              than current income.
               ---------------------------------------------------------------------------------------------------
               Real Estate Securities Fund -- Seeks maximum total return          GE Asset Management
               Class 1 Shares                 through current income and          Incorporated (subadvised by
                                              capital appreciation.               Urdang Securities Management,
                                                                                  Inc.)
               ---------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                  Adviser (and Sub-Adviser(s),
                      Subaccount Investing In            Investment Objective            as applicable)
                      -------------------------------------------------------------------------------------------
                      S&P 500(R) Index Fund/1/          Seeks growth of         GE Asset Management Incorporated
                                                        capital and             (subadvised by SSgA Funds
                                                        accumulation of         Management, Inc.)
                                                        income that
                                                        corresponds to the
                                                        investment return of
                                                        S&P's 500 Composite
                                                        Stock Index.
                      -------------------------------------------------------------------------------------------
                      Small-Cap Equity Fund -- Class 1  Seeks long-term         GE Asset Management Incorporated
                      Shares                            growth of capital.      (subadvised by Palisade Capital
                                                                                Management, L.L.C.)
                      -------------------------------------------------------------------------------------------
                      Total Return Fund -- Class 3      Seeks the highest total GE Asset Management Incorporated
                      Shares                            return, composed of
                                                        current income and
                                                        capital appreciation,
                                                        as is consistent with
                                                        prudent investment
                                                        risk.
                      -------------------------------------------------------------------------------------------
                      U.S. Equity Fund -- Class 1       Seeks long-term         GE Asset Management Incorporated
                      Shares                            growth of capital.
                      -------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio --             Seeks long-term         Janus Capital Management LLC
                      Service Shares                    capital growth,
                                                        consistent with
                                                        preservation of capital
                                                        and balanced by
                                                        current income.
                      -------------------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares A non-diversified       Janus Capital Management LLC
                                                        portfolio/2/ that seeks
                                                        long-term growth of
                                                        capital.
                      -------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable      Seeks capital           Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Aggressive Growth Portfolio --    appreciation. This      LLC (subadvised by ClearBridge
                      Class II                          objective may be        Advisors, LLC)
                                                        changed without
                                                        shareholder approval.
                      -------------------------------------------------------------------------------------------
                      Legg Mason Partners Variable      Seeks long-term         Legg Mason Partners Fund Advisor,
                      Fundamental Value Portfolio --    capital growth with     LLC (subadvised by ClearBridge
                      Class I                           income as a             Advisors, LLC)
                                                        secondary
                                                        consideration. This
                                                        objective may be
                                                        changed without
                                                        shareholder approval.
                      -------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                 Adviser (and Sub-Adviser(s),
                     Subaccount Investing In            Investment Objective            as applicable)
                     ------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock    The fund's investment    Massachusetts Financial Services
INSURANCE TRUST      Series -- Service Class Shares   objective is to seek     Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                     ------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series -- The fund's investment    Massachusetts Financial Services
                     Service Class Shares             objective is to seek     Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                     ------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --    The fund's investment    Massachusetts Financial Services
                     Service Class Shares             objective is to seek     Company
                                                      total return. The
                                                      fund's objective may
                                                      be changed without
                                                      shareholder approval.
                     ------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series --       The fund's investment    Massachusetts Financial Services
                     Service Class Shares             objective is to seek     Company
                                                      total return. The
                                                      fund's objective may
                                                      be changed without
                                                      shareholder approval.
                     ------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/VA     Seeks a high total       OppenheimerFunds, Inc.
ACCOUNT FUNDS        -- Service Shares                investment return,
                                                      which includes
                                                      current income and
                                                      capital appreciation in
                                                      the value of its shares.
                     ------------------------------------------------------------------------------------------
                     Oppenheimer Capital              Seeks capital            OppenheimerFunds, Inc.
                     Appreciation Fund/VA --          appreciation by
                     Service Shares                   investing in securities
                                                      of well-known,
                                                      established
                                                      companies.
                     ------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities    Seeks long-term          OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares        capital appreciation
                                                      by investing a
                                                      substantial portion of
                                                      its assets in securities
                                                      of foreign issuers,
                                                      "growth type"
                                                      companies, cyclical
                                                      industries and special
                                                      situations that are
                                                      considered to have
                                                      appreciation
                                                      possibilities.
                     ------------------------------------------------------------------------------------------
                     Oppenheimer Main Street          Seeks high total         OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares        return (which includes
                                                      growth in the value of
                                                      its shares as well as
                                                      current income) from
                                                      equity and debt
                                                      securities.
                     ------------------------------------------------------------------------------------------

                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In            Investment Objective          as applicable)
                ---------------------------------------------------------------------------------------
                Oppenheimer Main Street Small     Seeks capital           OppenheimerFunds, Inc.
                Cap Fund/VA -- Service Shares     appreciation.
                ---------------------------------------------------------------------------------------
                Oppenheimer MidCap Fund/VA        Seeks capital           OppenheimerFunds, Inc.
                -- Service Shares                 appreciation by
                                                  investing in "growth
                                                  type" companies.
                ---------------------------------------------------------------------------------------
PIMCO VARIABLE  All Asset Portfolio -- Advisor    Seeks maximum real      Pacific Investment Management
INSURANCE TRUST Class Shares                      return consistent with  Company LLC
                                                  preservation of real
                                                  capital and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                High Yield Portfolio --           Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management. Invests
                                                  at least 80% of its
                                                  assets in a diversified
                                                  portfolio of high yield
                                                  securities ("junk
                                                  bonds") rated below
                                                  investment grade but
                                                  rated at least Caa by
                                                  Moody's or CCC by
                                                  S&P, or, if unrated,
                                                  determined by
                                                  PIMCO to be of
                                                  comparable quality,
                                                  subject to a maximum
                                                  of 5% of its total
                                                  assets in securities
                                                  rated Caa by Moody's
                                                  or CCC by S&P, or, if
                                                  unrated, determined
                                                  by PIMCO to be of
                                                  comparable quality.
                ---------------------------------------------------------------------------------------
                Long-Term U.S. Government         Seeks maximum total     Pacific Investment Management
                Portfolio -- Administrative Class return, consistent with Company LLC
                Shares                            preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                Low Duration Portfolio --         Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                Total Return Portfolio --         Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------

                                                                                  Adviser (and Sub-Adviser(s),
                      Subaccount Investing In            Investment Objective            as applicable)
                      -------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term        Prudential Investments LLC
FUND                  Shares                            growth of capital.     (subadvised by Jennison Associates
                                                                               LLC)
                      -------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term        Prudential Investments LLC
                      Class II Shares                   growth of capital.     (subadvised by Jennison Associates
                                                                               LLC)
                      -------------------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term        Prudential Investments LLC
                      Class II Shares                   growth of capital.     (subadvised by Jennison Associates
                                                                               LLC)
                      -------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital     Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares                   appreciation and       Management Inc.
INC.                                                    current income.
                      -------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio --             Seeks capital growth   Van Kampen Asset Management
INVESTMENT TRUST      Class II Shares                   and income through
                                                        investments in equity
                                                        securities, including
                                                        common stocks,
                                                        preferred stocks and
                                                        securities convertible
                                                        into common and
                                                        preferred stocks.
                      -------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                               Adviser (and Sub-Adviser(s),
                      Subaccount Investing In          Investment Objective           as applicable)
                      ----------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable    Seeks total return (a  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Capital and Income Portfolio -- combination of         LLC (subadvised by ClearBridge
                      Class II                        income and long-term   Advisors, LLC, Western Asset
                                                      capital appreciation). Management Company Limited and
                                                      This objective may be  Western Asset Management
                                                      changed without        Company)
                                                      shareholder approval.
                      ----------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Capital Growth Portfolio        Seeks capital          Van Kampen Asset Management
INVESTMENT TRUST      (formerly, Strategic Growth     appreciation.
                      Portfolio) -- Class II Shares
                      ----------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust--Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D or to the Build Your Own Asset Allocation Model; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

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